SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
12.	SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Interest and income taxes paid for the three years ended December 31, 2011, from continuing operations were as follows:

	For the years ended December 31,
	2011	2010	2009

Interest paid	$26,866	$21,750	$21,983
Income taxes paid	316	100	38